UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bislett Management, LLC

Address:   200 Sheridan Avenue
           Suite 408
           Palo Alto, CA 94036


Form 13F File Number: 28-12659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James D. Harris
Title:  Manager
Phone:  (650) 322-7600

Signature,  Place,  and  Date  of  Signing:

/s/ James D. Harris                Palo Alto, CA                      2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      118,018
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
COCA COLA CO COM                       COM              191216100     5262    80000          SOLE                  80000      0    0
PEPSICO INC COM                        COM              713448108     5880    90000          SOLE                  90000      0    0
EOG RES INC COM                        COM              26875P101     2285    25000          SOLE                  25000      0    0
EXXON MOBIL CORP COM                   COM              30231G102     5450    74529          SOLE                  74529      0    0
COMPASS MINERALS INTL INC COM          COM              20451N101    13123   147000          SOLE                 147000      0    0
FINISHMASTER INC COM                   COM              31787P108     5260   251668          SOLE                 251668      0    0
IRON MTN INC COM                       COM              462846106     5252   210000          SOLE                 210000      0    0
MCDONALDS CORP COM                     COM              580135101     2533    33000          SOLE                  33000      0    0
MEDIACOM COMMUNICATIONS CORP CL A      CL A             58446K105     9021  1065000          SOLE                1065000      0    0
MOBILE MINI INC COM                    COM              60740F105     5431   275825          SOLE                 275825      0    0
PIONEER NAT RES CO COM                 COM              723787107    11287   130000          SOLE                 130000      0    0
PROGRESSIVE CORP OHIO COM              COM              743315103     1192    60000          SOLE                  60000      0    0
WASHINGTON POST CO CL B                CL B             939640108      967     2200          SOLE                   2200      0    0
YUM BRANDS INC COM                     COM              988498101     9320   190000          SOLE                 190000      0    0
LOEWS CORP COM                         COM              540424108     5724   147100          SOLE                 147100      0    0
MOSAIC CO COM                          COM              61945A107    10309   135000          SOLE                 135000      0    0
POTLATCH CORP NEW COM                  REIT             737630103     3906   135000          SOLE                 135000      0    0
RANGE RES CORP COM                     COM              75281A109     2474    55000          SOLE                  55000      0    0
ULTRA PETROLEUM CORP COM               COM              903914109     1911    40000          SOLE                  40000      0    0
SCRIPPS NETWORKS INTERACT INC CL A COM CL A             811065101     1035    20000          SOLE                  20000      0    0
PROSHARES TR PSHS SHTRUSS2000          PSHS SHTRUSS2000 74347R826        0    25000          SOLE                  25000      0    0
CNA FINL CORP COM                      COM              126117100     4193   155000          SOLE                 155000      0    0
SPROTT RESOURCE CORP COM               COM              85207D103     1106   240500          SOLE                 240500      0    0
BERKSHIRE HATHAWAY INC DEL CL B NEW    CL B             84670702       881    11000          SOLE                  11000      0    0
BERKSHIRE HATHAWAY INC DEL CL A        CL A             84670108      4216       35          SOLE                     35      0    0


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